Operating and Direct Financing Leases - Charters-in - Additional Information (Detail) (Charters-in [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Charters-in [Member]
Property Subject to or Available for Operating Lease [Line Items]
Minimum commitments to be incurred by the company	$ 78,700
Minimum commitments to be incurred by the company in current year	43,700
Minimum commitments to be incurred by the company in second year	16,400
Minimum commitments to be incurred by the company in third year	9,100
Minimum commitments to be incurred by the company in fourth year	9,100
Minimum commitments to be incurred by the company thereafter	$ 400